Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
Segment Results as Presented in Consolidated Financial Statements
The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; floating storage and off-take (or FSO) unit segment; UMS segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements.

Three Months Ended September 30, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues	121,294	128,482	14,251	13,395	5,345	3,531	286,298
Voyage expenses	—	(18,898)	(96)	—	(2,440)	(61)	(21,495)
Vessel operating expenses	(42,353)	(33,062)	(6,056)	(8,331)	(4,206)	—	(94,008)
Time-charter hire expenses	—	(14,723)	—	—	—	(4,171)	(18,894)
Depreciation and amortization	(37,180)	(30,166)	(2,205)	(1,647)	(2,961)	—	(74,159)
General and administrative (1)	(10,235)	(1,147)	(230)	(2,640)	(859)	(90)	(15,201)
Restructuring charge	(597)	(205)	—	—	—	—	(802)
Income (loss) from vessel operations	30,929	30,281	5,664	777	(5,121)	(791)	61,739

Three Months Ended September 30, 2015	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues	137,888	131,381	14,234	11,737	10,808	8,006	314,054
Voyage expenses	—	(22,844)	(217)	—	(4,340)	(765)	(28,166)
Vessel operating expenses	(47,542)	(28,814)	(6,511)	(5,976)	(4,709)	(1,620)	(95,172)
Time-charter hire expenses	—	(18,893)	—	—	—	—	(18,893)
Depreciation and amortization	(38,051)	(25,362)	(3,295)	(1,677)	(2,766)	(1,676)	(72,827)
General and administrative (1)(2)	(17,600)	(4,162)	(183)	(2,558)	(2,670)	(148)	(27,321)
Restructuring charge	—	(157)	—	—	—	—	(157)
Income (loss) from vessel operations	34,695	31,149	4,028	1,526	(3,677)	3,797	71,518

Nine Months Ended September 30, 2016	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues (3)	378,793	380,505	42,403	30,612	28,158	16,999	877,470
Voyage expenses	—	(45,409)	(431)	—	(10,239)	(1,348)	(57,427)
Vessel operating expenses	(130,632)	(91,735)	(17,724)	(25,576)	(13,015)	(1,439)	(280,121)
Time-charter hire expenses	—	(44,298)	—	—	—	(8,747)	(53,045)
Depreciation and amortization	(111,998)	(90,903)	(6,586)	(5,037)	(8,614)	—	(223,138)
General and administrative (1)	(27,126)	(8,975)	(612)	(4,166)	(2,350)	(262)	(43,491)
Write down of vessels	—	—	—	(43,650)	—	—	(43,650)
Restructuring charge	(2,084)	(205)	—	—	—	—	(2,289)
Income (loss) from vessel operations	106,953	98,980	17,050	(47,817)	(6,060)	5,203	174,309

Nine Months Ended September 30, 2015	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Total
Revenues	377,885	402,370	42,885	15,423	27,395	24,313	890,271
Voyage expenses	—	(61,349)	(438)	—	(7,632)	(1,980)	(71,399)
Vessel operating expenses	(134,752)	(94,250)	(19,791)	(7,102)	(9,157)	(4,508)	(269,560)
Time-charter hire expenses	—	(35,976)	—	—	(662)	—	(36,638)
Depreciation and amortization	(100,319)	(80,524)	(9,191)	(2,078)	(5,488)	(5,025)	(202,625)
General and administrative (1)(2)	(29,433)	(19,349)	(1,213)	(3,704)	(3,817)	(907)	(58,423)
(Write down) and gain on sale of vessels	—	(13,853)	—	(500)	—	—	(14,353)
Restructuring charge	—	(292)	—	—	—	—	(292)
Income from vessel operations	113,381	96,777	12,252	2,039	639	11,893	236,981

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)
General and administrative expenses for the three and nine months ended September 30, 2015 includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Petrojarl Knarr FPSO Unit in the FPSO segment, six long-distance towing and offshore installation vessels in the towage segment, and the Arendal Spirit UMS in the UMS segment, respectively (see notes 3 and 8b).

(3)
Revenues includes a $4.0 million early termination fee received from Teekay Corporation during the nine months ended September 30, 2016, which is included in the Partnership's conventional tanker segment (see notes 8a and 14).

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets
A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	September 30, 2016	December 31, 2015
	$	$
FPSO segment	2,715,893	2,717,193
Shuttle tanker segment	1,677,203	1,732,769
FSO segment	398,658	281,776
UMS segment	224,311	267,935
Towage segment	381,735	309,009
Conventional tanker segment	14,336	63,900
Unallocated:
Cash and cash equivalents and restricted cash	269,502	318,993
Other assets	29,454	52,591
Consolidated total assets	5,711,092	5,744,166